Fair Value Measurements - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Details)	Dec. 31, 2024
Measurement Input, Exercise Price [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	14.35
Measurement Input, Exercise Price [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	31.08
Measurement Input, Share Price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	9.91
Measurement Input, Price Volatility [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	44.49
Measurement Input, Expected Term [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	3.67
Measurement Input, Expected Term [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	4.83
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	4.26
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	4.33
Measurement Input, Expected Dividend Rate [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement input	0